Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 686	$ 25,280
Prepaid expenses		350
Total Current Assets	686	25,630
TOTAL ASSETS	686	25,630
CURRENT LIABILITIES
Accounts payable	1,798
Total Current Liabilities	1,798
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, 50,000,000 shares authorized at par value of $0.0001, no shares issued and outstanding
Common stock, 100,000,000 shares authorized at par value of $0.0001, 4,850,000 issued and outstanding, respectively	485	485
Additional paid-in capital	42,415	42,415
Deficit accumulated during the exploration stage	(44,012)	(17,270)
Total Stockholders' Equity (Deficit)	(1,112)	25,630
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 686	$ 25,630